Quarterly Holdings Report
for
Fidelity® Founders Fund
July 31, 2021
RFFF-NPRT1-0921
1.9892520.102

Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.8%
Entertainment - 1.6%
Endeavor Group Holdings, Inc. (a)(b)	28,149	722,022
Netflix, Inc. (a)	1,980	1,024,789
Roblox Corp. (a)	6,592	507,452
		2,254,263
Interactive Media & Services - 14.2%
Alphabet, Inc. Class C (a)	4,558	12,326,743
Facebook, Inc. Class A (a)	14,958	5,329,535
Snap, Inc. Class A (a)	22,492	1,673,855
VerticalScope Holdings, Inc.	4,100	95,862
Zillow Group, Inc.:
Class A (a)	1,838	196,905
Class C (a)	2,691	285,946
		19,908,846
TOTAL COMMUNICATION SERVICES		22,163,109
CONSUMER DISCRETIONARY - 21.0%
Diversified Consumer Services - 0.1%
Arco Platform Ltd. Class A (a)	3,980	115,818
Hotels, Restaurants & Leisure - 2.6%
Airbnb, Inc. Class A	10,291	1,482,007
Marriott International, Inc. Class A (a)	12,015	1,753,950
Monarch Casino & Resort, Inc. (a)	1,018	64,999
Penn National Gaming, Inc. (a)	3,890	265,998
		3,566,954
Household Durables - 3.5%
D.R. Horton, Inc.	30,392	2,900,309
Garmin Ltd.	974	153,113
Lennar Corp. Class A	11,599	1,219,635
Toll Brothers, Inc.	11,450	678,642
		4,951,699
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	2,293	7,630,164
Farfetch Ltd. Class A (a)	11,059	554,277
Revolve Group, Inc. (a)	6,300	438,543
thredUP, Inc. (a)	400	9,544
Wayfair LLC Class A (a)	2,097	506,132
		9,138,660
Specialty Retail - 4.2%
Aritzia LP (a)	50,847	1,491,257
Auto1 Group SE (c)	6,271	306,932
Industria de Diseno Textil SA	98,176	3,329,778
Pop Mart International Group Ltd. (c)	12,000	87,863
RH (a)	999	663,416
		5,879,246
Textiles, Apparel & Luxury Goods - 4.1%
Capri Holdings Ltd. (a)	15,299	861,487
LVMH Moet Hennessy Louis Vuitton SE	2,222	1,779,083
Moncler SpA	11,376	782,697
Prada SpA	126,505	988,123
Ralph Lauren Corp.	11,665	1,324,211
		5,735,601
TOTAL CONSUMER DISCRETIONARY		29,387,978
CONSUMER STAPLES - 2.2%
Beverages - 1.2%
Monster Beverage Corp. (a)	18,253	1,721,623
Food & Staples Retailing - 0.5%
Zur Rose Group AG (a)	1,741	647,698
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	1,967	656,644
TOTAL CONSUMER STAPLES		3,025,965
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Hess Corp.	54,486	4,164,910
Pioneer Natural Resources Co.	13,688	1,989,825
Tourmaline Oil Corp.	98,416	2,686,798
		8,841,533
FINANCIALS - 11.9%
Banks - 1.7%
First Foundation, Inc.	11,275	265,752
First Republic Bank	10,074	1,964,631
Starling Bank Ltd. Series D (a)(d)	40,900	73,585
		2,303,968
Capital Markets - 4.6%
BlackRock, Inc. Class A	4,036	3,499,898
Charles Schwab Corp.	8,863	602,241
Coinbase Global, Inc. (a)(b)	1,036	245,097
EQT AB	1,579	76,122
Morningstar, Inc.	3,005	759,153
The Blackstone Group LP	11,444	1,319,150
		6,501,661
Consumer Finance - 2.7%
Capital One Financial Corp.	23,579	3,812,724
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	4,380	1,218,910
Insurance - 2.0%
American Financial Group, Inc.	18,112	2,290,987
Arthur J. Gallagher & Co.	819	114,095
BRP Group, Inc. (a)	13,029	355,171
		2,760,253
TOTAL FINANCIALS		16,597,516
HEALTH CARE - 7.5%
Biotechnology - 2.0%
Argenx SE ADR (a)	1,009	307,170
Blueprint Medicines Corp. (a)	1,036	91,033
Instil Bio, Inc. (a)	5,500	82,775
Prelude Therapeutics, Inc.	300	9,612
Regeneron Pharmaceuticals, Inc. (a)	3,283	1,886,445
TG Therapeutics, Inc. (a)	13,114	458,859
		2,835,894
Health Care Equipment & Supplies - 1.5%
Danaher Corp.	3,679	1,094,466
Hologic, Inc. (a)	5,782	433,881
Penumbra, Inc. (a)	2,224	592,096
		2,120,443
Health Care Providers & Services - 2.5%
Guardant Health, Inc. (a)	3,165	347,517
The Joint Corp. (a)	1,374	108,532
UnitedHealth Group, Inc.	7,306	3,011,679
		3,467,728
Life Sciences Tools & Services - 1.0%
Bruker Corp.	15,425	1,268,706
Stevanato Group SpA	1,800	36,342
		1,305,048
Pharmaceuticals - 0.5%
Royalty Pharma PLC	18,813	718,657
TOTAL HEALTH CARE		10,447,770
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	5,613	1,044,130
HEICO Corp. Class A	3,442	417,480
TransDigm Group, Inc. (a)	1,751	1,122,549
		2,584,159
Air Freight & Logistics - 0.9%
FedEx Corp.	4,328	1,211,624
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,772	698,487
Waste Connection, Inc. (United States)	1,088	137,839
		836,326
Machinery - 0.2%
Hydrogen Refueling Solutions	5,743	217,323
Road & Rail - 2.4%
Lyft, Inc. (a)	14,376	795,280
Uber Technologies, Inc. (a)	60,048	2,609,686
		3,404,966
TOTAL INDUSTRIALS		8,254,398
INFORMATION TECHNOLOGY - 21.5%
Electronic Equipment & Components - 0.0%
Vontier Corp.	1,091	35,294
IT Services - 1.7%
Affirm Holdings, Inc. (b)	300	16,896
Afterpay Ltd. (a)	3,533	250,610
CGI, Inc. Class A (sub. vtg.) (a)	1,152	104,794
EPAM Systems, Inc. (a)	1,771	991,406
Flywire Corp. (a)	300	9,528
Nuvei Corp. (a)(c)	300	24,600
Snowflake Computing, Inc.	1,335	354,736
Twilio, Inc. Class A (a)	1,641	613,061
		2,365,631
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	6,908	1,156,537
NVIDIA Corp.	25,780	5,026,842
		6,183,379
Software - 15.4%
Adobe, Inc. (a)	3,738	2,323,653
Atlassian Corp. PLC (a)	4,305	1,399,642
Black Knight, Inc. (a)	4,890	404,941
BlackLine, Inc. (a)	2,371	271,219
Crowdstrike Holdings, Inc. (a)	3,287	833,616
HubSpot, Inc. (a)	2,621	1,562,168
Intuit, Inc.	4,964	2,630,771
LivePerson, Inc. (a)	3,398	216,419
Microsoft Corp.	22,373	6,374,291
Momentive Global, Inc. (a)	5,903	123,963
nCino, Inc. (a)	84	5,340
Qualtrics International, Inc.	600	25,038
Salesforce.com, Inc. (a)	7,200	1,741,896
ServiceNow, Inc. (a)	1,651	970,606
Tenable Holdings, Inc. (a)	4,873	208,564
The Trade Desk, Inc. (a)	6,830	559,445
Workday, Inc. Class A (a)	2,576	603,814
Zendesk, Inc. (a)	3,495	456,202
Zoom Video Communications, Inc. Class A (a)	1,131	427,631
Zscaler, Inc. (a)	1,744	411,427
		21,550,646
TOTAL INFORMATION TECHNOLOGY		30,134,950
MATERIALS - 4.0%
Chemicals - 0.5%
Westlake Chemical Corp.	8,681	719,829
Metals & Mining - 3.5%
ArcelorMittal SA Class A unit	76,001	2,678,275
First Quantum Minerals Ltd.	37,529	803,763
Steel Dynamics, Inc.	22,656	1,460,179
		4,942,217
TOTAL MATERIALS		5,662,046
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	2,773	558,316
Camden Property Trust (SBI)	6,785	1,013,611
Equity Residential (SBI)	18,649	1,568,940
Public Storage	915	285,919
Simon Property Group, Inc.	4,962	627,792
		4,054,578
TOTAL COMMON STOCKS (Cost $104,949,742)		138,569,843

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	200	12,359
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
ByteDance Ltd. Series E1 (d)(e)	638	74,129
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	79,182
Series F (d)(e)	12,743	406,206
		559,517
Software - 0.0%
Evozyne LLC Series A (d)(e)	1,000	22,470
TOTAL INFORMATION TECHNOLOGY		581,987
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $537,084)		594,346

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (f)	505,523	505,624
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	1,020,048	1,020,150
TOTAL MONEY MARKET FUNDS (Cost $1,525,774)		1,525,774

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $107,012,600)	140,689,963
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(751,221)
NET ASSETS - 100.0%	139,938,742

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $419,395 or 0.3% of net assets.

(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $594,346 or 0.4% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908
Evozyne LLC Series A	4/09/21	22,470
Reddit, Inc. Series E	5/18/21	8,495
Yanka Industries, Inc. Series E	5/15/20	30,005
Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	585,108	8,900,526	8,980,010	117	-	-	505,624	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,248,050	9,113,100	9,341,000	6,448	-	-	1,020,150	0.0%
Total	1,833,158	18,013,626	18,321,010	6,565	-	-	1,525,774

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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